Unearned Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Unearned Revenue [Abstract]
Schedule of Unearned Revenue
	As of June 30, 2023	As of December 31, 2022
	In thousands of USD
Unearned revenue	$920	$1,146
Total	$920	$1,146